UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   06/30/03

Check here if Amendment [ }; Amendment number: _________________
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Ameritas Life Insurance Corp.
                  5900 "O" Street
                  Lincoln, NE 68510

Form 13F File Number:  28-6724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             William W. Lester
Title:            Senior Vice President-Investments and Treasurer
Phone:            402-467-6959

Signature, Place, and Date of Signing:

 /s/ William W. Lester            Lincoln, Nebraska          7-30-03
------------------------       -----------------------    ----------------
        (signature)                (city, state)              (Date)

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              122

Form 13F Information Table Value Total:              $231,161

List of Other Included Managers:

No.      13F File Number   Name


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                                       TITLE OF           VALUE      SHARES/  SH/PUT/  INVESTMENT   OTHER    VOTING     AUTHORITY
           NAME OF ISSUER          CLASS    CUSIP       (x1000)     PRN AMT  PRN/CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE

ABERDEEN ASIA PAC INCM COM         COM     003009107         61       10,891 SH         DEFINED               10,891

AFFILIATED COMPUTER SVCS INC CL-A  COM     008190100      1,219       26,650 SH         DEFINED               26,650

AFFILIATED COMPUTER SERVICES       CDS     008190AF7      1,389    1,180,000 PRN        DEFINED            1,180,000

AFFILIATED MANAGERS GROUP, INC     CDS     008252AC2      1,406    1,500,000 PRN        DEFINED            1,500,000

AIR PRODUCTS & CHEMS INC           COM     009158106      1,096       26,350 SH         DEFINED               26,350

ALCOA INC                          COM     013817101      1,239       48,575 SH         DEFINED               48,575

JOHNSON & JOHNSON (ALZA CORP)      CDS     02261WAB5      1,176    1,650,000 PRN        DEFINED            1,650,000

AMERICAN EXPRESS COMPANY           COM     025816109      4,132       98,825 SH         DEFINED               98,825

AMERICAN INTL GROUP INC            COM     026874107      4,863       88,132 SH         DEFINED               88,132

AMERUS GROUP CO                    COM     03072M108      3,665      130,000 SH         DEFINED              130,000

AMGEN INC                          COM     031162100      4,572       69,365 SH         DEFINED               69,365

ANHEUSER-BUSCH CO                  COM     035229103        240        4,701 SH         DEFINED                4,701

APPLIED MATERIALS INC              COM     038222105      2,771      174,857 SH         DEFINED              174,857

BDK HOLDINGS INC.                  COM     05537P105          0       17,959 SH         DEFINED               17,959

BERKSHIRE HATHAWAY A               COM     084670108        653            9 SH         DEFINED                    9

BERKSHIRE HATHAWAY B               COM     084670207        330          136 SH         DEFINED                  136

H & R BLOCK INC                    COM     093671105      4,266       98,625 SH         DEFINED               98,625

BRIGGS & STRATTON                  CDS     109043AD1        516      450,000 PRN        DEFINED              450,000

BRINKER INTERNATIONAL, INC         CDS     109641AC4      1,382    1,950,000 PRN        DEFINED            1,950,000

CALPROP CORP                       COM     131352106         59      168,000 SH         DEFINED              168,000

CALVERT                            COM     131582207        632       36,352 SH         DEFINED               36,352

CALVERT                            COM     131582751      3,170      337,242 SH         DEFINED              337,242

CALVERT                            COM     131582850        708       47,084 SH         DEFINED               47,084

CALVERT                            COM     13161T401      3,482      211,315 SH         DEFINED              211,315

CENTERPOINT ENERGY                 CDS     15189T206      2,326    4,310,500 PRN        DEFINED            4,310,500

CISCO SYSTEMS INC                  COM     17275R102      2,299      136,868 SH         DEFINED              136,868

CITIGROUP INC                      COM     172967101      6,239      145,760 SH         DEFINED              145,760

CLOROX CO                          COM     189054109      1,066       25,000 SH         DEFINED               25,000

COCA-COLA COMPANY                  COM     191216100         10          215 SH         DEFINED                  215

COMPUTER ASSOCIATES INT'L          CDS     204912AN9      1,562    1,300,000 PRN        DEFINED            1,300,000

CONAGRA FOODS INC                  COM     205887102        478       20,250 SH         DEFINED               20,250

DNP SELECT INCOME FD INC           COM     23325P104        109       10,000 SH         DEFINED               10,000

DELL COMPUTER CORP                 COM     247025109      1,387       43,565 SH         DEFINED               43,565

DEVON ENERGY CORP                  COM     25179M103      5,084       95,215 SH         DEFINED               95,215

DIAMONDS TR UNIT SER 1             COM     252787106        211        2,350 SH         DEFINED                2,350

DISNEY WALT COMPANY                COM     254687106      1,196       60,535 SH         DEFINED               60,535

DISNEY CO THE WALT                 CDS     254687AU0      1,475    1,420,000 PRN        DEFINED            1,420,000

DONNELLEY R R & SONS CO            COM     257867101        240        9,192 SH         DEFINED                9,192

ELECTRONIC ARTS                    COM     285512109      4,340       58,675 SH         DEFINED               58,675

ELECTRONIC DATA SYSTEMS CORP       CDS     285661AE4        411      400,000 PRN        DEFINED              400,000

EMERSON ELECTRIC CO                COM     291011104         56        1,100 SH         DEFINED                1,100

EXXON MOBIL CORP                   COM     30231G102      4,265      118,772 SH         DEFINED              118,772

FIRST AMERICAN CORPORATION         CDS     318522AC3        762      670,000 PRN        DEFINED              670,000

FIRST AMERICAN CORPORATION         CDS     318522AD1        455      400,000 PRN        DEFINED              400,000

FIRST DATA CORP                    COM     319963104      3,774       91,077 SH         DEFINED               91,077

FIRST DATA CORP                    CDS     319963AD6      1,416    1,270,000 PRN        DEFINED            1,270,000

FRANKLIN AGE HIGH INCOME FUND CL-A COM     353538101         26       13,683 SH         DEFINED               13,683

FREMONT BOND FUND                  COM     357378504        199       18,552 SH         DEFINED               18,552

GATX CAPITAL CORP                  CDS     361448AC7      1,076    1,090,000 PRN        DEFINED            1,090,000

GALLAGHER ARTHUR J & CO            COM     363576109      1,125       41,350 SH         DEFINED               41,350

GANNETT COMPANY                    COM     364730101      5,451       70,965 SH         DEFINED               70,965

GENERAL MILLS INC                  CDS     370334AT1      1,276    1,800,000 PRN        DEFINED            1,800,000

GENERAL MOTORS CORP                CDS     370442733      1,080    1,205,000 PRN        DEFINED            1,205,000

GENUINE PARTS CO                   COM     372460105      1,103       34,450 SH         DEFINED               34,450

GOLDMAN SACHS RESH SEL CL C SHS    COM     38143M307         57       10,582 SH         DEFINED               10,582

HERSHEY FOODS CORP                 COM     427866108      1,076       15,450 SH         DEFINED               15,450

HIBERNIA CORP CL A                 COM     428656102      1,130       62,200 SH         DEFINED               62,200

ILLINOIS TOOL WORKS INC            COM     452308109      4,241       64,400 SH         DEFINED               64,400

INTEL CORP                         COM     458140100        275       13,207 SH         DEFINED               13,207

JEFFERSON PILOT CORP               COM     475070108      1,078       26,000 SH         DEFINED               26,000

JOHNSON & JOHNSON                  COM     478160104      3,452       66,776 SH         DEFINED               66,776

KELMOORE STRATEGIC TR CL C         COM     488160102        111       29,412 SH         DEFINED               29,412

KERR MCGEE CORP                    CDS     492386AP2      1,284    1,200,000 PRN        DEFINED            1,200,000

ESTEE LAUDER COMPANIES INC         COM     518439104      5,033      150,110 SH         DEFINED              150,110

LIBERTY MEDIA GROUP                CDS     530715AN1      1,580    2,100,000 PRN        DEFINED            2,100,000

LIBERTY MEDIA GROUP                CDS     530715AR2      1,487    1,430,000 PRN        DEFINED            1,430,000

LIMITED INC                        COM     532716107         14          900 SH         DEFINED                  900

LORD ABBETT BD DEB FD CL B         COM     544004203        115       14,925 SH         DEFINED               14,925

LOWES COS INC                      COM     548661107      4,306      100,254 SH         DEFINED              100,254

MANPOWER INC.                      CDS     56418HAC4      1,210    1,940,000 PRN        DEFINED            1,940,000

MEDTRONIC INC                      COM     585055106      6,078      126,708 SH         DEFINED              126,708

MERCK & CO INC                     COM     589331107      1,181       19,500 SH         DEFINED               19,500

MICROSOFT CORP                     COM     594918104      4,777      186,515 SH         DEFINED              186,515

MORGAN STANLEY                     COM     61744J416      5,075      597,058 SH         DEFINED              597,058

NATIONS MUNICIPAL INCOME FUND      COM     638579672        172       15,289 SH         DEFINED               15,289

NEUBERGER & BERMAN                 COM     641224209        277       22,385 SH         DEFINED               22,385

NORTEL NETWORKS CORP               CDS     656568AA0        556      660,000 PRN        DEFINED              660,000

OAK INDUSTRIES                     CDS     671400AL3        478      500,000 PRN        DEFINED              500,000

ODYSSEY RE HOLDINGS CORP           CDS     67612WAA6      1,452    1,150,000 PRN        DEFINED            1,150,000

OPTICAL INNOVATIONS INC            COM     683993273         20      250,000 SH         DEFINED              250,000

PALL CORP                          COM     696429307      4,650      206,675 SH         DEFINED              206,675

PEPSICO INC                        COM     713448108      4,462      100,280 SH         DEFINED              100,280

PFIZER INC                         COM     717081103      4,800      140,547 SH         DEFINED              140,547

PITNEY BOWES INC                   COM     724479100      1,241       32,300 SH         DEFINED               32,300

POTOMAC ELECTRIC POWER CO          PFD     737679209        420       10,000 SH         DEFINED               10,000

QWEST COMMUNICATIONS INTL INC      COM     749121109        120       25,056 SH         DEFINED               25,056

REEBOK INTERNATIONAL               CDS     758110AE0        516      480,000 PRN        DEFINED              480,000

ROCKWELL AUTOMATION INC            COM     773903109      1,150       48,250 SH         DEFINED               48,250

T ROWE PRICE                       COM     779552108      1,245       47,440 SH         DEFINED               47,440

T ROWE PRICE INTERNATIONAL BOND FU COM     77956H104        132       13,233 SH         DEFINED               13,233

ROYAL CARIBBEAN CRUISES LTD        CDS     780153AM4        575    1,250,000 PRN        DEFINED            1,250,000

ROYAL DUTCH PETE CO                COM     780257804      5,904      126,642 SH         DEFINED              126,642

S&P 500                            COM     78462F103     15,955      163,420 SH         DEFINED              163,420

SCUDDER GROWTH FUND CL-A           COM     81115H104         87       11,134 SH         DEFINED               11,134

SCUDDER TECHNOLOGY FUND CL-A       COM     81123F108        130       14,584 SH         DEFINED               14,584

SILICON VALLEY BANCSHARES          CDS     827064AB2      1,031    1,100,000 PRN        DEFINED            1,100,000

SOUTH CAROLINA ELEC & GAS CO       PFD     8370042*0        255        7,596 SH         DEFINED                7,596

SYNERGY MEDIA INC                  COM     871934105          0      100,000 SH         DEFINED              100,000

TALBOTS INC                        COM     874161102      4,749      161,255 SH         DEFINED              161,255

3M COMPANY                         COM     88579Y101      1,000        7,750 SH         DEFINED                7,750

TIDEWATER                          COM     886423102      1,094       37,250 SH         DEFINED               37,250

UNITED PARCEL SERVICE-CLASS B      CDS     911312AB2      1,203    1,200,000 PRN        DEFINED            1,200,000

US CELLULAR CORP                   CDS     911684AA6      1,927    4,200,000 PRN        DEFINED            4,200,000

UNIVERSAL HEALTH SERVICES          CDS     913903AL4      1,413    2,400,000 PRN        DEFINED            2,400,000

VANGUARD CA INSURED LONG-TERM TAX  COM     922021100        165       13,598 SH         DEFINED               13,598

VANGUARD                           COM     922031109      2,959      303,503 SH         DEFINED              303,503

VANGUARD GNMA FUND                 COM     922031307        864       80,785 SH         DEFINED               80,785

VANGUARD INFLATION PROTECTED       COM     922031869      1,185       96,314 SH         DEFINED               96,314

VARIAN MED SYS INC                 COM     92220P105      2,655       46,125 SH         DEFINED               46,125

VANGUARD 500 INDEX FUND            COM     922908108        541        6,008 SH         DEFINED                6,008

VANGUARD EXTENDED MARKET           COM     922908207        207        9,433 SH         DEFINED                9,433

WACHOVIA CORP                      COM     929903102      4,599      115,100 SH         DEFINED              115,100

WAL MART STORES INC                COM     931142103      5,099       95,015 SH         DEFINED               95,015

WELLS FARGO & CO NEW COM           COM     949746101        228        4,525 SH         DEFINED                4,525

INGERSOLL RAND CO                  COM     G4776G101      5,307      112,150 SH         DEFINED              112,150

ALCOA INC                          OPT     0138179JE      3,290      129,000 SH  CALL   OTHER                129,000

AMERICAN EXPRESS CO                OPT     0258169GV        585       14,000 SH  CALL   OTHER                 14,000

APPLIED MATERIALS, INC.            OPT     0382229JD      1,664      105,000 SH  CALL   OTHER                105,000

COCA COLA CO                       OPT     1912169HW      1,114       24,000 SH  CALL   OTHER                 24,000

DISNEY CO THE WALT                 OPT     2546879JD      4,444      225,000 SH  CALL   OTHER                225,000

EMERSON ELECTRIC CO                OPT     2910119IK      1,073       21,000 SH  CALL   OTHER                 21,000

LIMITED INC                        OPT     5327169HW      1,085       70,000 SH  CALL   OTHER                 70,000

                                                   122  231,161    47,293,780